PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment, net at December 31, 2024 and 2023, respectively, consists of:

	December 31, 2024	December 31, 2023
Computers and software	$4,208	$3,823
Furniture and fixtures	1,291	1,291
Machinery and equipment	14,011	13,985
Vehicles	173	173
Demonstration vehicles	800	—
Leasehold improvements	1,308	1,308
Construction in progress (1)	7,123	217
	$28,914	$20,797
Less - accumulated depreciation and amortization	(6,804)	(3,698)
Total	$22,110	$17,099

(1)     Construction in progress as of December 31, 2024 consisted of capitalized costs of production tooling, machinery and equipment related to the UK Launch Factory located in Coventry, United Kingdom and assembly facility located in the United States. For the year ended December 31, 2023, the amount of construction in progress consisted of capitalized costs related to production tooling at the UK Launch Factory located in Coventry, United Kingdom.

Depreciation expenses of property and equipment were $3,182, $2,255, and $1,683 for the years ended December 31, 2024, 2023, and 2022, respectively.
Throughout the years ended December 31, 2024 and 2023, a total cost of $208 and $259, respectively, and a total accumulated depreciation of $76 and $122, respectively, were disposed from the consolidated balance sheets.